Taxes Payable	12 Months Ended
Dec. 31, 2019
Taxes Payable
Taxes Payable
12.	Taxes Payable

The following is a summary of taxes payable as of December 31, 2018 and 2019:

	December 31, 2018	December 31, 2019
	RMB in thousands
Withholding individual income taxes for employees	7,844	12,941
VAT payable	13,920	16,519
EIT payable	6,913	20,599
Withholding income tax payable	5,510	12,302
Others	4,318	5,495

Total	38,505	67,856